Property and equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,830	$ 327
Accumulated depreciation	(248)	(16)
Property and equipment, net	1,582	311
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22	11
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	833	66
Information Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	182	0
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	543	0
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 250	$ 250